ALICE A. WATERS
ATTORNEY AT LAW

111 E. FRANKLIN STREET
WAXAHACHIE, TEXAS 75165
TELEPHONE (972) 938-9090 FACSIMILE (972) 937-8810

January 25, 2006

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Zion Oil & Gas, Inc.
        Registration Statement on Form SB-2

Gentlemen:

Enclosed for filing on behalf of Zion Oil & Gas, Inc. ("Registrant") is Registrant's Registration Statement on Form SB-2 relating to the offer and sale of up to 2,000,000 shares of its common stock. The registration fee of $1,648.00 has been forwarded by wire transfer.

Registrant previously filed a Form SB-2 Registration Statement on July 15, 2003, which was declared effective on February 17, 2004 (Registration No. 333-107042). The offering terminated on August 30, 2004 when the minimum offering amount was not reached. On November 12, 2004 Registrant filed a post-effective amendment removing all shares from registration. No shares were sold in the offering.

Please contact me if you would like courtesy copies of this filing.

Sincerely,

/s/ Alice A. Waters

Alice A. Waters

Enclosures

cc: Mr. Eugene A. Soltero